As filed with the Securities and Exchange Commission on November 12, 2015

File Nos. 002-67052 and 811-03023

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 507

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 508
_____________________________________________________________________________________________
FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Stacy Fuller, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006

Copies to:
Zachary R. Tackett
Atlantic Fund Services
Three Canal Plaza
Portland, ME 04101

It is proposed that this filing will become effective:

[ X ]     immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[   ]     on                                , pursuant to Rule 485, paragraph (b)(1)
[   ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[   ]     on                                , pursuant to Rule 485, paragraph (a)(1)
[   ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[   ]     on                                , pursuant to Rule 485, paragraph (a)(2)
[   ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This PEA No. 507 is filed for the sole purpose of submitting XBRL exhibit for the risk/return summary first provided in PEA No. 503 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on  November 12, 2015 .

Forum Funds

/s/ Jessica Chase
Jessica Chase, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on  November 12, 2015 .

(a)	Principal Executive Officer

/s/ Jessica Chase
Jessica Chase
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer

(c)	A majority of the Trustees

John Y. Keffer, Trustee*
James C. Cheng, Trustee*
J. Michael Parish, Trustee*
Costas Azariadis, Trustee*
David Tucker, Trustee*

By:	/s/ Zachary R. Tackett
Zachary R. Tackett
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase